Equity (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income for the year	R$ 2,809,631	R$ 2,258,810	R$ 1,112,007
Legal Reserve (5%)	(140,482)	(112,941)	(55,600)
Realization of equity evaluation adjustment	33,364	32,553	36,513
Calculation basis for minimum mandatory dividends	2,702,513	2,178,422	1,092,920
Interest on own capital - gross value	883,000	958,000	970,000
Interim dividends	202,110	0	0
Dividends - PNA shares	0	0	258
Additional proposed dividends	R$ 1,250,025	R$ 131,211	R$ 0
Gross value of dividends per share	R$ 0	R$ 1.64173	R$ 1.86606
Ordinary Shares [Member]
Dividends paid, ordinary shares	R$ 963,583	R$ 454,539	R$ 357,961
Dividends paid, ordinary shares per share	R$ 0.74182	R$ 0.34557	R$ 0.33393
Class A Preferred Shares [Member]
Dividends paid, other shares	R$ 2,552	R$ 1,502	R$ 1,407
Dividends paid, other shares per share	R$ 0.81600	R$ 0.48035	R$ 0.44976
Class B Preferred Shares [Member]
Dividends paid, other shares	R$ 1,369,000	R$ 633,170	R$ 610,890
Dividends paid, other shares per share	R$ 0.81600	R$ 0.38012	R$ 0.36732